Shareholder Report, Holdings (Details)	May 31, 2026
C000036131 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000036131 | Top10HoldingU.S. Treasury Inflation-Indexed BondsBNY-912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000036131 | Top10HoldingSequoia Mortgage TrustBNY-81747DAB5
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Top10HoldingFederal National Mortgage Assn.BNY-31408DT95
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Top10HoldingGS Mortgage-Backed Securities TrustBNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Top10HoldingFederal Home Loan MortgageBNY-3128QJPK6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Top10HoldingGovernment National Mortgage Assn.BNY-36202CSP9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Other0BNY-3128QJPK6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000036131 | 0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000036131 | 0BNY-81747DAB5
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | 0BNY-3128QJPK6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000161061 | Top10HoldingU.S. Treasury Inflation-Indexed BondsBNY-912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161061 | Top10HoldingSequoia Mortgage TrustBNY-81747DAB5
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Top10HoldingFederal National Mortgage Assn.BNY-31408DT95
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Top10HoldingGS Mortgage-Backed Securities TrustBNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Top10HoldingFederal Home Loan MortgageBNY-3128QJPK6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Top10HoldingGovernment National Mortgage Assn.BNY-36202CSP9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Other0BNY-3128QJPK6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161061 | 0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000161061 | 0BNY-81747DAB5
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | 0BNY-3128QJPK6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000219321 | Top10HoldingU.S. Treasury Inflation-Indexed BondsBNY-912810PZ5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219321 | Top10HoldingSequoia Mortgage TrustBNY-81747DAB5
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Top10HoldingFederal National Mortgage Assn.BNY-31408DT95
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Top10HoldingGS Mortgage-Backed Securities TrustBNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Top10HoldingFederal Home Loan MortgageBNY-3128QJPK6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Top10HoldingGovernment National Mortgage Assn.BNY-36202CSP9
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Other0BNY-3128QJPK6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219321 | 0BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000219321 | 0BNY-81747DAB5
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | 0BNY-3128QJPK6
Holdings [Line Items]
Percent of Net Asset Value	0.00%